UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2007

Item 1.        Semi-Annual Reports to Shareholders

Annual Report

May 31, 2007

Primary Fund

U.S. Government Fund

U.S. Treasury Fund

of The Reserve Fund

Bruce Bent
Chairman
The Reserve

July 27, 2007

Dear Investor,

The Federal Reserve Open Market Committee's tenor over the past year has been cautious and remained on "inflation alert" through its latest meetings. Moderate economic growth coupled with above-target core inflation pressures has kept the Fed Funds target rate at 5.25% as of the date of this report. This stable interest rate environment over the past several months aligned with careful maturity selection has served your funds well. For the net return of your fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

Throughout the year, the funds capitalized on the uniqueness of the inverted yield curve (short-term rates being higher than those on longer-term maturities). Our positioning allowed the portfolios to capture higher yields quickly as interest rates moved up through the Fed's June 29 meeting in 2006 and remain highly competitive during the current period of stable interest rates. We intend to maintain a selective strategy until the Federal Reserve shows clearer indications of potentially changing its stable rate policy.

Thank you for choosing The Reserve and helping us become the fastest organically growing money fund company, ranked among the top 25 largest U.S. money fund complexes in 2005 and 2006.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce R. Bent
Chairman

* Ranked through September 30, 2006. Source: iMoneyNet, October 2006.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — May 31, 2007

Principal Amount	Negotiable Bank Certificates of Deposit — 49.5%	Value (Note 1)
	Domestic — 5.6%
$500,000,000	Bank of America NA, 5.32%, 8/29/07	$500,000,000
400,000,000	Deutsche Bank Securities, 5.40%, 11/21/07	400,000,000
250,000,000	First Tennessee Bank, 5.30%, 6/21/07	250,000,000
250,000,000	First Tennessee Bank, 5.30%, 6/22/07	250,000,000
160,000,000	First Tennessee Bank, 5.30%, 6/28/07	160,000,000
		1,560,000,000
	Yankees — 43.9%
400,000,000	Abbey National NA, 5.30%, 11/8/07	399,997,837
300,000,000	Banco Bilbao, 5.30%, 6/13/07	300,000,000
400,000,000	Barclay's Bank PLC, 5.95%, 6/25/07	400,000,000
200,000,000	Barclay's Bank PLC, 5.30%, 10/29/07	200,000,000
300,000,000	Bank of Ireland, 5.31%, 10/12/07	300,000,000
800,000,000	Bank of Tokyo-Mitsubishi, 5.29%, 6/12/07	800,000,000
400,000,000	BNP Paribas, 5.30%, 6/25/07	400,000,000
400,000,000	BNP Paribas, 5.31%, 11/9/07	400,000,000
500,000,000	Calyon, 5.30%, 6/28/07	500,000,000
300,000,000	Credit Industriel et Commercial NY, 5.32%, 9/4/07	300,000,000
800,000,000	Credit Suisse NY, 5.29%, 6/12/07	800,000,000
200,000,000	Credit Suisse NY, 5.31%, 7/26/07	200,000,000
500,000,000	Deutsche Bank, 5.31%, 10/11/07	500,000,000
200,000,000	Deutsche Bank, 5.30%, 10/26/07	200,000,000
375,000,000	Erste Bank, 5.29%, 6/12/07	375,000,000
125,000,000	Erste Bank, 5.30%, 6/27/07	124,999,777
400,000,000	Fortis Bank, 5.30%, 6/25/07	400,000,000
100,000,000	HBOS Treasury Services NY, 5.30%, 6/28/07	100,000,000
343,000,000	HBOS Treasury Services NY, 5.30%, 7/2/07	343,000,000
300,000,000	HBOS Treasury Services NY, 5.30%, 1/14/08	300,000,000
200,000,000	Mizuho Corp Bank, 5.29%, 6/7/07	200,000,000
400,000,000	Mizuho Corp Bank, 5.30%, 7/26/07	400,000,000
300,000,000	Mizuho Corp Bank, 5.31%, 7/31/07	300,000,000
300,000,000	National Bank of Canada NY, 5.38%, 11/2/07	300,000,000
300,000,000	National Bank of Canada NY, 5.31%, 1/16/07	300,000,000
300,000,000	Norinchukin Bank, 5.30%, 6/28/07	300,000,000
150,000,000	Norinchukin Bank, 5.32%, 7/11/07	150,000,000
150,000,000	Norinchukin Bank, 5.32%, 10/12/07	150,000,000
400,000,000	Norinchukin Bank, 5.32%, 11/2/07	400,000,000
500,000,000	Skandinaviska Enskilda Bank, 5.33%, 6/28/07(a)	499,950,777
800,000,000	Societe Generale NY, 5.30%, 6/12/07	800,000,000
500,000,000	UBS AG Stamford CT, 5.30% 6/25/07	500,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — May 31, 2007 (Continued)

Principal Amount	Negotiable Bank Certificates of Deposit (Continued)	Value (Note 1)
	Yankees (Continued)
$400,000,000	Unicredito Italiano NY, 5.30% 6/26/07	$400,000,000
200,000,000	Canadian Imperial Bank of Commerce, 5.41%, 3/17/08(a)	200,000,000
		12,242,948,391
Total Negotiable Bank Certificates of Deposit (Cost $13,802,948,391)		13,802,948,391
	Asset Backed Security — 0.5%
40,193,666	Banc of America Securities Auto Trust, 5.35%, 11/18/07	40,193,666
100,000,000	Permanent Master Issuer PLC, 5.30%, 10/17/07	100,000,000
Total Asset Backed Securities (Cost $140,193,666)		140,193,666
	Commercial Paper — 0.9%
100,000,000	Curzon Funding LLC, 5.24%, 6/18/07	99,752,556
150,000,000	Gemini Securitization, 5.22%, 6/8/07	149,847,750
Total Commercial Paper (Cost $249,600,306)		249,600,306
	Euro Time Deposits–Cayman — 3.2%
888,000,000	PNC Bank NA, 5.26%, 6/1//07 (Cost $888,000,000)	888,000,000
	Floating Rate Notes(a) — 16.7%
200,000,000	Allied Irish Bank PLC, 5.30%, 6/19/08	200,000,000
200,000,000	American Express Centurion, 5.29%, 6/19/08	200,000,000
300,000,000	Aust & NZ Banking, 5.32%, 3/5/08	300,000,000
400,000,000	Bank of Ireland, 5.30%, 6/19/08	400,000,000
200,000,000	BNP Paribas, 5.33%, 5/7/08	200,000,000
100,000,000	Calyon NY, 5.37%, 3/31/08	99,983,991
200,000,000	Canadian Imperial Bank of Commerce, 5.38%, 11/20/07	199,990,939
190,000,000	General Electric Cap, 5.28%, 7/23/08	190,000,000
350,000,000	HBOS Treasury Services PLC, 5.29%, 6/6/08	350,000,000
400,000,000	KBC Bank NV NY, 5.37%, 11/21/07	399,963,548
225,000,000	Natexis Banques Populaires, 5.40%, 11/19/07	224,979,744
275,000,000	Natexis Banques Populaires, 5.35%, 6/9/08	275,000,000
275,000,000	Northern Rock PLC, 5.33%, 10/22/07	275,000,000
500,000,000	Royal Bank of Canada, 5.31%, 5/30/08	500,000,000
145,000,000	Skandinaviska Enskilda Banken, 5.32%, 6/6/08	145,000,000
200,000,000	Svenska Handelsbanken, 5.29%, 6/20/08	200,000,000
500,000,000	Unicredito Italiano SpA, 5.33%, 6/13/08	500,000,000
Total Floating Rate Notes (Cost $4,659,918,222)		4,659,918,222

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — May 31, 2007 (Continued)

Principal Amount	Repurchase Agreements — 29.6%	Value (Note 1)
$2,500,000,000	Barclays Bank Inc., 5.30%, dated 5/31/07, due 6/1/07,
repurchase proceeds at maturity $2,500,368,055
(collateralized by FGPC 4.00% to 6.50% due 9/1/08
to 5/1/37 valued at $96,198,116, FGRA 0.00% to
12.07% due 3/15/19 to 4/15/37 valued at $462,048,219,
FGRM 0.00% to 7.00% due 11/15/08 to 4/15/37
valued at $598,794,300, FGST 4.50% to 5.00%
due 11/5/20 to 4/15/37 valued at $18,581,937,
FMAR 4.26% to 7.50% due 12/1/22 to 5/1/37
valued at $147,148,730, FNAR 3.95% to 7.21%
due 5/1/17 to 10/1/46 valued at $296,133,324,
FNMS 4.00% to 7.50% due 11/1/17 to 5/1/47
valued at $307,852,437, FNRA 0.00% to 16.00%
due 7/25/08 to 5/25/37 valued at $241,732,023,
FNRM 0.00% to 9.25% due 11/25/08 to 4/25/44
valued at $327,481,110, FNST 0.00% to 6.00%
due 6/1/36 to 8/1/36 valued at $29,300,972,
FXRA 5.57% to 6.32% due 10/18/16 to 3/18/32
valued at $4,059,190, GNRA 4.13% to 4.80%
due 3/20/37 to 4/20/37 valued at $29,719,168,
	GNRM 5.00% due 2/16/37 valued at $21,211,483 )	$2,500,000,000
1,823,000,000	Bear Stearns & Co., Inc., 5.32% dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $1,823,269,399 (collateralized by FGSP 0.00% to 0.00% due 2/1/35 to 4/15/37 valued at $600,825,688, FNST 0.00% to 0.00% due 2/1/23 to 5/1/37 valued at $1,276,864,376)	1,823,000,000
1,000,000,000	Bear Stearns & Co., Inc., 5.46%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $1,000,151,736 (collateralized by TRC 5.59% to 6.82% due 6/1/10 to 5/1/18 valued at $1,021,197,572)	1,000,000,000
625,000,000	Citigroup Global Markets, 5.36% dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $625,093,099 (collateralized by ABS 0.00% to 8.34% due 6/15/10 to 11/14/51 valued at $491,278,062, CBND 0.00% to 7.13% due 6/15/08 to 8/1/35 valued at $141,652,670, CD 0.00% due 6/30/08 valued at $19,290,876)	625,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — May 31, 2007 (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)
$500,000,000	Citigroup Global Markets, 5.41% dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $500,075,174 (collateralized by MNI 0.01% to 0.01% due 9/22/36 to 4/20/37 valued at $254,076,293, TRR 0.01% to 0.01% due 2/9/17 to 4/25/37 valued at $292,207,707)	$500,000,000
900,000,000	Deutsche Bank Securities Inc., 5.31%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $900,132,750 (collateralized by FGST 0.00% to 6.00% due 8/15/2036 to 4/15/2037 valued at $659,312,576, FNST 0.00% to 0.00% due 3/1/34 to 6/1/36 valued at $267,687,424)	900,000,000
900,000,000	Morgan Stanley, 5.47%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $900,136,812 (collateralized by WLR 5.69% to 12.40% due 6/1/07 to 7/1/07 valued at $919,366,384 )	900,000,000
Total Repurchase Agreements (Cost $8,248,000,000)		8,248,000,000

Total Investments (Cost* $27,988,660,585)	100.4%	27,988,660,585
Comprehensive management fees payable	0.0 ^	(281,240)
Distribution (12b-1) fees payable	0.0 ^	(52,519)
Other assets less liabilities	(0.4)	(120,616,995)
Net Assets	100.0%	$27,867,709,831

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

9,455,241,308 shares Class R	$1.00
11,423,039 shares Class 95	$1.00
88,687,989 shares Class 75	$1.00
28,356,566 shares Class 70	$1.00
1,238,094,370 shares Class Treasurer's Trust	$1.00
111,988,974 shares Class 45	$1.00
6,618,051 shares Class 35	$1.00
589,887,458 shares Class 25	$1.00
303,067,070 shares Class 20	$1.00
717,726,623 shares Class 15	$1.00
15,316,618,383 shares Class Institutional**	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — May 31, 2007

Principal Amount	Government Agency Notes — 10.6%	Value (Note 1)

$123,000,000	Freddie Mac, 5.35%, 12/19/07(b)	$123,000,000
100,000,000	Freddie Mac, 5.35%, 3/26/08(b)	100,000,000
150,000,000	Fannie Mae, 5.30%, 1/8/08(b)	150,000,000
85,679,000	Fannie Mae, 3.25%, 1/15/08	84,630,225
173,000,000	Fannie Mae, 5.40%, 2/1/08	173,117,063
Total Government Agency Notes (Cost $630,747,288)		630,747,288
	Repurchase Agreements — 89.2%
1,300,000,000	Barclays Capital, Inc., 5.27%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $1,300,190,306 (collateralized by FCSB 5.13% due 1/18/08 valued at 88,651,369, FHDN 0.00% to 0.00% due 6/20/07 to 6/27/07 valued at $308,966,509, FHFR 0.00% due 3/14/08 valued at $234,046,748, FHOR 5.72% to 5.80% due 1/9/17 to 2/23/17 valued at 168,732,112, FMDN 0.00% to 0.00% due 6/22/07 to 3/31/08 valued at $308,699,421, FMNT 3.80% due 6/28/07 valued at $82,115,559, FNNT 6.00% to 6.15% due 11/28/14 to 11/21/16 valued at $134,788,550)	1,300,000,000
945,000,000	Bear Stearns & Co., Inc., 5.32%, dated 5/31/07,
due 6/1/07, repurchase proceeds at maturity $945,139,650
(collateralized by FGRA 0.00% due 5/15/37 valued at
$210,923, FGRM 0.00% to 8.30% due 8/15/12 to 5/15/37
valued at $197,010,733, FNMA 5.72% due 12/25/35
valued at $239,210,198, FNR2 0.00% to 0.00%
due 4/25/22 to 10/25/22 valued at $4,143 FNRA 0.00%
to 0.00% due 4/25/36 to 9/25/36 valued at 272,154,062,
FNRM 0.00% to 0.00% due 2/25/15 to 2/25/37 valued
at $251,795,426, FTRA 0.00% due 12/15/08 valued
at $297,570, GNRM 5.50% due 2/16/32 valued
at $9,000,532, GNRR 5.50% due 4/20/37 valued
	at $3,667,600)	945,000,000
200,000,000	Countrywide Securities, 5.31%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $200,029,500 (collateralized by FGPC 5.50% due 8/1/36 valued at $16,622,702, FNAR 5.61% due 5/1/37 valued at $20,208,633, FNMS 5.00% to 5.50% due 3/1/16 to 4/1/47 valued at $44,878,594, FNST 0.00% due 1/1/36 valued at $124,290,071)	200,000,000

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — May 31, 2007 (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)

$1,500,000,000	Deutsche Bank Securities Inc., 5.31%, dated 05/31/07, due 6/1/07, repurchase proceeds at maturity $1,500,221,250 (collateralized by FHDN 0.00% due 6/1/07 valued at $91,659,833, FHLB 5.00% to 5.50% due 4/9/08 to 7/15/36 valued at $443,516,937, FMDN 0.00% to 0.00% due 6/4/07 to 6/11/07 valued at $204,777,000, FNDN 0.00% due 8/15/07 valued at $119,011,641, FNSM 5.00% to 6.00% due 9/14/07 to 3/9/17 valued at $550,578,270, FNZC 0.00% due 6/1/17 valued at $120,456,975)	$1,500,000,000
800,000,000	Greenwich Capital Market, Inc., 5.26%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $800,116,889 (collateralized by US Treasury Bill 0.00% due 6/7/07 to 11/23/07 valued at $26,628,671, US Treasury Note 4.75% due 5/31/12 valued at $789,374,881)	800,000,000
400,000,000	HSBC Securities Inc., 5.27%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $400,058,556 (collateralized by FHDN 0.00% due 7/27/07 valued at $325,704,260, FNS1 3.65% to 6.13% due 11/30/07 to 2/21/13 valued at $8,763,555, FNZC 0.00% due 3/17/31 valued at $595,937, US Treasury Bill 0.00% to 0.00% due 10/18/07 to 11/15/07 valued at $72,940,602)	400,000,000
167,000,000	State Street Bank & Trust, 4.80%, dated 5/31/07, due 6/1/07, repurchase proceeds at maturity $167,022,267 (collateralized by FHLB 3.88% due 6/8/07 valued at $122,200, US Treasury Note 3.38% to 4.88% due 2/15/08 to 5/31/09 valued at $171,889,394 )	167,000,000
Total Repurchase Agreements (Cost $5,312,000,000)		5,312,000,000

Total Investments (Cost* $5,942,747,288)	99.8%		5,942,747,288
Comprehensive management fees payable	(0.0	)^	(105,849)
Distribution (12b-1) fees payable	(0.0	)^	(24,552)
Other assets less liabilities	0.2		13,102,772
Net Assets	100.0%		$5,955,719,659

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — May 31, 2007 (Continued)

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

4,481,259,426 shares Class R	$1.00
179,219,089 shares Class Treasurer's Trust	$1.00
31,401,719 shares Class 45	$1.00
24,437,087 shares Class 25	$1.00
81,037,808 shares Class 15	$1.00
1,158,364,530 shares Class Institutional**	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. TREASURY FUND

STATEMENT OF NET ASSETS — May 31, 2007

Principal Amount	U.S. Treasury Bills — 99.9%	Value (Note 1)

$117,000,000	U.S. Treasury Bill, 4.96%, 6/14/07	$116,796,994
120,000,000	U.S. Treasury Bill, 4.93%, 6/21/07	119,673,047
101,000,000	U.S. Treasury Bill, 4.92%, 6/28/07	100,637,881
87,000,000	U.S. Treasury Bill, 4.91%, 7/5/07	86,618,969
55,000,000	U.S. Treasury Bill, 4.88%, 7/12/07	54,696,828
23,000,000	U.S. Treasury Bill, 4.86%, 7/19/07	22,854,120
53,000,000	U.S. Treasury Bill, 4.76%, 8/9/07	52,520,019
35,000,000	U.S. Treasury Bill, 4.73%, 8/16/07	34,651,983
Total U.S. Treasury Bills (Cost $588,449,841)		588,449,841

Total Investments (Cost* $588,449,841)	99.9%		588,449,841
Comprehensive management fees payable	(0.0	)^	(12,173)
Distribution (12b-1) fees payable	(0.0	)^	(2,800)
Other assets less liabilities	0.1		694,580
Net Assets	100.0%		$589,129,448

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

502,990,860 shares Class R	$1.00
38,433,694 shares Class Treasurer's Trust	$1.00
8,055,553 shares Class 75	$1.00
29,474,976 shares Class 45	$1.00
11,244 shares Class 25	$1.00
10,152,912 shares Class Institutional**	$1.00
10,209 shares Class 15	$1.00

See notes to financial statements.

GLOSSARY

ABS  —  Asset Backed Securities

CBND  —  Corporate Bond

CD  —  Certificate of Deposit

FCSB  —  Farm Credit System Bond

FGRA  —  FHLMC Adjustable Rate REMIC

FGPC  —  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates

FGRM  —  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates

FGSI  —  FHLMC Gold Strip - Interest

FGSP  —  Freddie Mac Gold Strips — Principal Only

FGST  —  Franklin Government Securities Trust

FHDN  —  Federal Home Discount Notes

FHFR  —  Floating Rate Consolidated Bond

FHLB  —  Federal Home Loan Bank

FHLMC  —  Federal Home Loan Mortgage Corp.

FHOR  —  Federal Home Optional Redemption Bonds

FMAR  —  FHLMC Adjustable Rate PC

FMDN  —  Freddie Mac Discount Notes

FMNT  —  Freddie Mac Fixed Rate Notes

FMRA  —  FHLMC REMIC

FNAR  —  Fannie Mae Adjustable Rates

FNDN  —  Federal National Mortgage Discount Note

FNMA  —  Federal National Mortgage Association

FNMS  —  Federal Mortgage-Backed Pass-Through Securities

FNNT  —  Federal National Mortgage Association Medium Term Note

FNRA  —  FNMA REMIC

FNRM  —  FNMA REMIC Mortgage-Backed Pass-Through Securities

FNR2  —  Fannie Mae Remics Second Issuance

FNS1  —  Fannie Mae

FNSM  —  Federal National Mortgage Association (Debentures)

FNST  —  FNMA STRIPS

FNZC  —  Fannie Mae Zero Coupon Bond

FTRA  —  Federal REMIC Adjustable (Home Loan Mortgage Corp.)

FXRA  —  Fannie Mae REMIC Adjustable

GNRA  —  Government National REMIC Adjustable

GNRM  —  GNMA Pass-Through Floating Rate Securities

GNRR  —  PPC Eligible GNMA REMIC

MNI  —  Whole Loan Trust Receipts (Mortgage Backed Note Interest Security) (not securitized)

MNN  —  Merrill Lynch (Market Index Targ)

REMIC  —  Real Estate Mortgage Investment Conduit

TRC  —  Whole Loan Trust Receipt

TRR  —  Trust Reciepts

WLR  —  Whole Loan Repurchase Agreement

(a)  Variable rate securities. The interest rates shown are, as reported on May 31, 2007, subject to change periodically.

(b)  Subject to call prior to maturity date.

^  Amount is less than 0.05%.

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

**  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MAY 31, 2007

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Interest Income (Note 1)	$1,300,367,765	$259,967,386	$28,862,729
Expenses (Note 2)
Comprehensive management fees:
Class R	67,036,035	26,006,065	3,638,488
Class 95	85,381	—	—
Class 75	579,305	—	71,989
Class 70	157,149	—	—
Class Treasurer's Trust	6,310,950	794,910	388,160
Class 45	372,611	88,638	106,774
Class 35	22,755	—	—
Class 25	1,454,015	68,876	3,227
Class 20	417,724	—	—
Class 15	769,393	77,877	6
Class Institutional*	12,400,946	1,270,710	22,029
Class 8*	2,462,937	309,149	5,617
Distribution (12b-1) fees:
Class R	16,759,009	6,478,832	909,622
Class 95	22,768	—	—
Class 75	210,656	—	26,178
Class 70	62,859	—	—
Trustee Fee	209,745	43,920	3,761
Chief Compliance Officer Salary expense	124,483	12,118	2,738
Interest Expense	146,956	4,582	3,712
Total expenses before waiver	109,605,677	35,155,677	5,182,301
Less: expenses waived (Note 2)	(3,052,266)	(310,263)	(12,256)
Net Expenses	106,553,411	34,845,414	5,170,045
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$1,193,814,354	$225,121,972	$23,692,684

*  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	PRIMARY FUND		U.S. GOVERNMENT FUND		U.S. TREASURY FUND
	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006	Year Ended May 31, 2007	Year Ended May 31, 2006
Increase in Net Assets: From Investment Operations:
Net investment income	$1,193,814,354	$716,120,870	$225,121,972	$96,070,129	$23,692,684	$13,683,370
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(362,583,251)	(210,808,157)	(139,171,875)	(39,675,949)	(17,969,317)	(9,669,222)
Class 95	(498,009)	(379,638)	—	—	—	—
Class 75	(4,822,071)	(2,583,005)	—	—	(549,911)	(134,401)
Class 70	(1,453,312)	(794,081)	—	—	—	—
Class Treasurer's Trust	(49,712,437)	(26,603,563)	(6,202,588)	(3,056,729)	(2,805,900)	(2,490,430)
Class 45	(4,041,621)	(1,163,310)	(951,347)	(447,862)	(1,078,795)	(59,966)
Class 35	(323,227)	(232,927)	—	—	—	—
Class 25	(29,515,865)	(20,122,890)	(1,385,190)	(441,492)	(58,116)	(143,093)
Class 20		(10,703,224)	(10,683,624)	—		—
Class 15	(26,731,573)	(3,982,470)	(2,677,791)	(33,308)	(209)	—
Class Institutional*	(543,855,964)	(17,005,011)	(54,906,002)	(3,322,986)	(895,750)	(2,074)
Class 8*	(159,573,800)	(421,762,194)	(19,827,179)	(49,091,803)	(334,686)	(1,184,184)
Total dividends to shareholders	(1,193,814,354)	(716,120,870)	(225,121,972)	(96,070,129)	(23,692,684)	(13,683,370)
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	523,551,995,292	377,084,899,478	32,471,684,606	20,925,438,086	2,746,236,399	2,617,935,808
Dividends reinvested	1,104,480,099	649,166,264	203,834,091	93,483,201	22,060,581	13,413,298
Cost of shares redeemed	(516,946,614,104)	(369,780,409,660)	(30,747,030,122)	(18,510,940,735)	(2,730,922,713)	(2,534,295,219)
	7,709,861,287	7,953,656,082	1,928,488,575	2,507,980,552	37,374,267	97,053,887
Net increase (decrease) in net assets	7,709,861,287	7,953,656,082	1,928,488,575	2,507,980,552	37,374,267	97,053,887
Net Assets:
Beginning of period	20,157,848,544	12,204,192,462	4,027,231,084	1,519,250,532	551,755,181	454,701,294
End of period	$27,867,709,831	$20,157,848,544	$5,955,719,659	$4,027,231,084	$589,129,448	$551,755,181

*  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

See notes to financial statements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (individually, a "Fund", and collectively, the "Funds"). Each Fund offers eleven classes of shares: Class Institutional, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. At May 31, 2007, U.S. Government Fund had only the following classes of shares outstanding: Class Institutional, Class 15, Class 25, Class 45, Class Treasurer's Trust and Class R. At May 31, 2007, U.S. Treasury Fund had only the following classes of shares outstanding: Class Institutional, Class 15, Class 25, Class 45, Class Treasurer's Trust, Class 75 and Class R.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. Under a repurchase agreement, the other party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

(1)  Significant Accounting Policies (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G.  During the fiscal year ended May 31, 2007, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each Agreement, RMCI is responsible for the supervision of the respective Fund's day-to-day operations, manages its investments, effects purchases and sales, and furnishes other services. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each Class's average daily net assets), all administrative and customary operating expenses of each Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

Class 8*	Class Institutional*	Class 15	Class 20	Class 25	Class 35	Class 45
0.08%	0.12%	0.15%	0.20%	0.25%	0.35%	0.45%

Class 8*	Class Treasurer's Trust	Class 70	Class 75	Class 95	Class R
0.08%	0.60%	0.50%	0.55%	0.75%	0.80%

*  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of May 31, 2007, The U.S. Government Fund had two shareholders who owned approximately 5% and 53% respectively. The U.S. Treasury Fund had three shareholders who owned approximately 5%, 5% and 15% respectively.

Distribution Assistance:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc. ("Resrv"), an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of the classes' average daily net assets.

During the year ended May 31, 2007, RMCI voluntarily waived a portion of its comprehensive management fee for the Primary Fund of $3,052,266, the U.S. Government Fund of $310,263 and the U.S. Treasury Fund of $12,256. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Funds are also officers of RMCI.

(3)  Composition of Net Assets:

NOTES TO FINANCIAL STATEMENTS (Continued)

At May 31, 2007, the composition of each Fund's net assets was as follows:

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Par Value	$27,867,710	$5,955,720	$589,129
Additional-Paid-in-Capital	27,839,842,121	5,949,763,939	588,540,319
Net Assets	$27,867,709,831	$5,955,719,659	$589,129,448

The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2007.

The income dividends were classified as ordinary income for federal income tax purposes for the years shown below:

	2007	2006
Primary Fund	$1,193,814,354	$716,120,870
U.S. Government Fund	225,121,972	96,070,129
U.S. Treasury Fund	23,692,684	13,683,370

(4)  Capital Share Transactions:

For the year ended May 31, 2007, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	May 31, 2007
	Class R	Class 95	Class 75	Class 70
PRIMARY FUND
Sold	34,985,418,181	16,233,771	395,990,164	33,803,626
Reinvested	338,260,230	497,979	4,470,212	1,453,312
Redeemed	(33,332,956,030)	(16,476,960)	(386,932,619)	(38,486,779)
Net Increase (Decrease)	1,990,772,381	254,790	13,527,757	(3,229,841)
	Class Treasurer's Trust	Class 45	Class 35	Class 25
PRIMARY FUND (continued)
Sold	5,638,025,081	361,853,169	11,079,067	548,796,836
Reinvested	45,372,018	3,605,840	323,227	28,589,227
Redeemed	(5,450,084,601)	(310,221,395)	(13,915,842)	(530,060,640)
Net Increase (Decrease)	233,312,498	55,237,614	(2,513,548)	47,325,423
	Class 20	Class 15	Class Institutional**#	Class 8**# (Unaudited)
PRIMARY FUND (continued)
Sold	1,204,574,434	8,229,836,755	355,643,855,275	116,482,528,933
Reinvested	9,320,306	23,631,748	489,382,191	159,573,809
Redeemed	(1,144,330,438)	(7,709,282,962)	(341,187,457,825)	(126,826,408,013)
Net Increase (Decrease)	69,564,302	544,185,541	14,945,779,641	(10,184,305,271)

(4)  Capital Share Transactions (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class R	Class Treasurer's Trust	Class 45	Class 25
U.S. GOVERNMENT FUND
Sold	8,044,114,977	613,694,728	76,068,906	214,867,840
Reinvested	124,648,304	5,482,938	821,117	1,284,768
Redeemed	(5,683,594,757)	(540,283,853)	(61,747,588)	(215,115,541)
Net Increase (Decrease)	2,485,168,524	78,893,813	15,142,435	1,037,067

	Class 15	Class Institutional**#	Class 8**# (Unaudited)
U.S. GOVERNMENT FUND (continued)
Sold	236,427,300	19,783,051,140	3,503,459,704
Reinvested	2,324,688	49,444,000	19,828,286
Redeemed	(157,821,792)	(18,802,653,890)	(5,285,812,700)
Net Increase (Decrease)	80,930,196	1,029,841,250	(1,762,524,710)

	Class R	Class Treasurer's Trust	Class 75	Class 45
U.S. TREASURY FUND
Sold	2,022,017,087	251,032,154	173,179,276	79,149,540
Reinvested	16,660,611	2,681,312	516,891	965,509
Redeemed	(1,965,072,965)	(284,620,967)	(178,866,356)	(54,173,061)
Net Increase (Decrease)	73,604,733	(30,907,501)	(5,170,189)	25,941,988
	Class 25	Class Institutional**#	Class 15*	Class 8**# (Unaudited)
U.S. TREASURY FUND (continued)
Sold	992,552	178,625,075	10,020	41,230,696
Reinvested	57,966	854,754	168	323,370
Redeemed	(14,185,477)	(169,377,669)	21	(64,626,240)
Net Increase (Decrease)	(13,134,959)	10,102,160	10,209	(23,072,174)

For the year ended May 31, 2006, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	May 31, 2006
	Class R	Class 95	Class 75	Class 70
PRIMARY FUND
Sold	29,824,756,574	15,104,651	375,801,386	38,058,160
Reinvested	205,821,068	379,638	2,521,961	794,081
Redeemed	(28,553,198,706)	(17,422,563)	(358,880,386)	(26,705,179)
Net Increase (Decrease)	1,477,378,936	(1,938,274)	19,442,961	12,147,062

(4)  Capital Share Transactions (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class Treasurer's Trust	Class 45	Class 35	Class 25
PRIMARY FUND (continued)
Sold	4,926,817,727	188,347,249	17,668,304	519,590,809
Reinvested	26,090,239	1,153,309	232,926	20,004,958
Redeemed	(4,557,788,267)	(150,331,037)	(12,440,246)	(549,289,480)
Net Increase (Decrease)	395,119,699	39,169,521	5,460,984	(9,693,713)
	Class 20	Class 15	Class Institutional**	Class 8**
PRIMARY FUND (continued)
Sold	1,325,682,485	623,266,940	5,454,081,191	333,775,724,002
Reinvested	10,128,614	3,823,928	15,075,032	363,140,510
Redeemed	(1,368,817,858)	(515,418,635)	(5,288,417,249)	(328,381,700,054)
Net Increase (Decrease)	(33,006,759)	111,672,233	180,738,974	5,757,164,458
	Class R	Class Treasurer's Trust	Class 45	Class 25
U.S. GOVERNMENT FUND
Sold	5,034,578,604	348,628,650	54,638,269	164,023,563
Reinvested	39,089,555	3,023,495	447,656	435,904
Redeemed	(4,017,546,034)	(332,477,800)	(48,024,337)	(145,636,414)
Net Increase	1,056,122,125	19,174,345	7,061,588	18,823,053

	Class 15	Class Institutional**	Class 8**
U.S. GOVERNMENT FUND (continued)
Sold	109,997,018	488,566,747	14,725,005,235
Reinvested	4,149	3,176,378	47,306,064
Redeemed	(109,997,031)	(408,402,279)	(13,448,856,840)
Net Increase	4,136	83,340,846	1,323,454,459

	Class R	Class Treasurer's Trust	Class 75	Class 45
U.S. TREASURY FUND
Sold	2,034,570,417	278,581,466	124,157,222	19,332,775
Reinvested	9,422,834	2,467,970	133,492	59,970
Redeemed	(1,928,518,369)	(305,739,484)	(112,512,159)	(15,869,982)
Net Increase (Decrease)	115,474,882	(24,690,048)	11,778,555	3,522,763

(4)  Capital Share Transactions (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 25	Class Institutional**	Class 8**
U.S. TREASURY FUND (continued)
Sold	18,244,620	50,000	142,999,308
Reinvested	143,063	1,891	1,184,078
Redeemed	(5,251,696)	(612)	(166,402,917)
Net Increase (Decrease)	13,135,987	51,279	(22,219,531)

*  Commencement of Class operation.

**  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

#  Includes transfer from Class 8 to Class Institutional.

(5)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

	Class R Years Ended May 31,
	2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0432	0.0309	0.0100	0.0011	0.0065
Dividends from net investment income	(0.0432)	(0.0309)	(0.0100)	(0.0011)	(0.0065)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.42%	3.13%	1.01%	0.11%	0.65%
Ratios/Supplemental Data
Net assets end of year (millions)	$9,455.2	$7,464.5	$5,987.1	$6,067.2	$6,231.8
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.99%	(b)
Ratio of net investment income to average net assets	4.33%	3.13%	1.00%	0.10%	0.64%

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 95
	Years Ended May 31,			August 12, 2003* to
				May 31,
	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0438	0.0314	0.0105	0.0009
Dividends from net investment income	(0.0438)	(0.0314)	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.47%	3.19%	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$11.4	$11.2	$13.1	$16.0
Ratio of expenses to average net assets, before fee waivers	0.95%	0.95%	0.95%	0.95	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.95%	0.95%	(b)	(b)
Ratio of net investment income to average net assets	4.37%	3.12%	1.00%	0.14	%(a)

	Class 75 Years Ended May 31,
	2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0458	0.0334	0.0125	0.0035	0.0090
Dividends from net investment income	(0.0458)	(0.0334)	(0.0125)	(0.0035)	(0.0090)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.68%	3.39%	1.27%	0.35%	0.90%
Ratios/Supplemental Data
Net assets end of year (millions)	$88.7	$75.2	$55.7	$6.8	$14.1
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratios of expenses to average net assets, net of fee waivers	0.75%	0.75%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.58%	3.36%	1.33%	0.37%	0.95%

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 70
	Years Ended May 31,			August 12, 2003* to
				May 31,
	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0463	0.0339	0.0130	0.0029
Dividends from net investment income	(0.0463)	(0.0339)	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.73%	3.45%	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$28.4	$31.6	$19.4	$26.6
Ratio of expenses to average net assets, before fee waivers	0.70%	0.70%	0.70%	0.70	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.70%	0.70%	(b)	(b)
Ratio of net investment income to average net assets	4.62%	3.51%	1.26%	0.39	%(a)

	Class Treasurer's Trust Years Ended May 31,
	2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0473	0.0349	0.0140	0.0050	0.0105
Dividends from net investment income	(0.0473)	(0.0349)	(0.0140)	(0.0050)	(0.0105)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.84%	3.55%	1.42%	0.50%	1.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$1,238.1	$1,004.8	$609.7	$443.7	$497.4
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.73%	3.57%	1.49%	0.50%	1.04%

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 45 Years Ended May 31,
	2007	2006	2005	2004		2003
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0488	0.0364	0.0155	0.0065		0.0120
Dividends from net investment income	(0.0488)	(0.0364)	(0.0155)	(0.0065)		(0.0120)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	5.00%	3.70%	1.57%	0.65%		1.21%
Ratios/Supplemental Data
Net assets end of year (millions)	$112.0	$56.8	$17.6	$16.0		$13.5
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.45%		0.45%
Ratios of expenses to average net assets, net of fee waivers	0.45%	0.45%	(b)	(b)		(b)
Ratio of net investment income to average net assets	4.88%	3.88%	1.58%	0.65%		1.23%
	Class 35
	Years Ended May 31,					July 1, 2002*
						to May 31,
	2007	2006	2005	2004		2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0498	0.0374	0.0165	0.0050		0.0075
Dividends from net investment income	(0.0498)	(0.0374)	(0.0165)	(0.0050)		(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	5.10%	3.81%	1.68%	0.51%		0.76%
Ratios/Supplemental Data
Net assets end of period (millions)	$6.6	$9.1	$3.7	$5.1		$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.35%	0.35%	0.35%	0.35	%(a)+	0.35	%(a)+
Ratios of expenses to average net assets, net of fee waivers	0.35%	0.35%	(b)	(b)		(b)
Ratio of net investment income to average net assets	4.97%	3.88%	1.49%	0.74	%(a)+	1.45	%(a)+

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 25 Years Ended May 31,
	2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0508	0.0384	0.0175	0.0085	0.0140
Dividends from net investment income	0.0508	(0.0384)	(0.0175)	(0.0085)	(0.0140)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.21%	3.91%	1.78%	0.86%	1.42%
Ratios/Supplemental Data
Net assets end of year (millions)	$589.9	$542.5	$552.3	$1,348.4	$1,524.7
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Ratios of expenses to average net assets, net of fee waivers	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.07%	3.84%	1.65%	0.84%	1.41%

	Class 20
	Year Ended May 31,			February 17, 2004* to
				May 31,
	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0513	0.0389	0.0180	0.0025
Dividends from net investment income	(0.0513)	(0.0389)	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.26%	3.96%	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$303.1	$233.5	$266.5	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.20%	0.20%	0.20%	0.20	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.20%	0.20%	(b)	(b)
Ratio of net investment income to average net assets	5.12%	3.93%	1.86%	0.89	%(a)

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 15 Years Ended May 31,

	2007	2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0519	0.0394	0.0185	0.0095	0.0150
Dividends from net investment income	(0.0519)	(0.0394)	(0.0185)	(0.0095)	(0.0150)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.31%	4.02%	1.88%	0.96%	1.52%
Ratios/Supplemental Data
Net assets end of year (millions)	$717.7	$173.5	$61.9	$136.7	$692.0
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15%
Ratios of expenses to average net assets, net of fee waivers	0.13%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.21%	4.07%	1.57%	0.95%	1.30%

	Class Institutional **
	Year Ended May 31,			June 25, 2003* to
				May 31,
	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0523	0.0397	0.0188	0.0090
Dividends from net investment income	(0.0523)	(0.0397)	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.37%	4.05%	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$15,316.6	$370.8	$190.1	$328.1
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.09%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.26%	4.06%	1.81%	0.97	%(a)

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 8 ** (Unaudited)
	Period from June 1, 2006 to August 31,		Years Ended May 31,
	2006		2006	2005	2004	2003
PRIMARY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0130		0.0401	0.0193	0.0102	0.0157
Dividends from net investment income	(0.0130)		(0.0401)	(0.0193)	(0.0102)	(0.0157)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.31%		4.09%	1.97%	1.03%	1.59%
Ratios/Supplemental Data
Net assets end of period (millions)	$—		$10,184.3	$4,427.1	$11,262.8	$5,304.3
Ratio of expenses to average net assets, before fee waivers	0.08	%(a)	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets net of fee waivers	0.08	%(a)	0.08%	0.07%	0.08%	0.08%
Ratio of net investment income to average net assets	5.18	%(a)	4.08%	1.72%	1.02%	1.45%
	Class R Years Ended May 31,
	2007		2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0428		0.0307	0.0102	0.0010	0.0050
Dividends from net investment income	(0.0428)		(0.0307)	(0.0102)	(0.0010)	(0.0050)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.37%		3.12%	1.03%	0.10%	0.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$4,481.3		$1,996.1	$940.0	$853.5	$846.7
Ratio of expenses to average net assets, before fee waivers	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%		1.00%	1.00%	0.98%	(b)
Ratio of net investment income to average net assets	4.28%		3.21%	1.04%	0.10%	0.50%

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class Treasurer's Trust Years Ended May 31,
	2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0468	0.0347	0.0142	0.0049	0.0090
Dividends from net investment income	(0.0468)	(0.0347)	(0.0142)	(0.0049)	(0.0090)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.79%	3.53%	1.44%	0.49%	0.91%
Ratios/Supplemental Data
Net assets end of year (millions)	$179.2	$100.3	$81.2	$19.3	$6.5
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.68%	3.52%	1.64%	0.48%	0.83%
	Class 45 Years Ended May 31,
	2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0483	0.0362	0.0157	0.0064	0.0105
Dividends from net investment income	(0.0483)	(0.0362)	(0.0157)	(0.0064)	(0.0105)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.94%	3.69%	1.59%	0.64%	1.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$31.4	$16.3	$9.2	$0.0 ^	$5.8
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.83%	3.80%	2.36%	0.66%	0.86%

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 25 Years Ended May 31,
	2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0503	0.0382	0.0177	0.0084	0.0125
Dividends from net investment income	(0.0503)	(0.0382)	(0.0177)	(0.0084)	(0.0125)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.15%	3.89%	1.80%	0.84%	1.27%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.4	$23.4	$4.6	$66.0	$50.1
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.03%	3.96%	1.44%	0.83%	1.28%
	Class 15
	Years Ended May 31,				November 18, 2002* to
					May 31,
	2007	2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0514	0.0392	0.0187	0.0094	0.0061
Dividends from net investment income	(0.0514)	(0.0392)	(0.0187)	(0.0094)	(0.0061)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.27%	4.00%	1.90%	0.94%	0.61%
Ratios/Supplemental Data
Net assets end of period (millions)	$81.0	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.14%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.18%	4.19%	1.87%	0.93%	1.17	%(a)

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class Institutional **
				February 24,
	Years Ended May 31,			2004* to
				May 31,
	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0517	0.0395	0.0190	0.0025
Dividends from net investment income	(0.0517)	(0.0395)	(0.0190)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.30%	4.03%	1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$1,158.4	$128.5	$45.2	$1.0
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.13	%(a)
Ratio of expenses to average net assets net of fee waivers	0.11%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.18%	3.96%	2.12%	0.96	%(a)

	Class 8** (Unaudited)
	Period From June 1, 2006 to August 31,		Years Ended May 31,			June 7, 2002* to May 31,
	2006		2006	2005	2004	2003
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0129		0.0399	0.0194	0.0101	0.0142
Dividends from net investment income	(0.0129)		(0.0399)	(0.0194)	(0.0101)	(0.0142)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%		4.07%	1.98%	1.01%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0		$1,762.5	$439.1	$283.5	$49.1
Ratio of expenses to average net assets, before fee waivers	0.08	%(a)	0.08%	0.08%	0.08%	0.08	%(a)
Ratio of expenses to average net assets net of fee waivers	0.08	%(a)	0.07%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.13	%(a)	4.27%	1.98%	1.00%	1.20	%(a)

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class R Years Ended May 31,
	2007	2006	2005	2004	2003
U.S. TREASURY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0395	0.0273	0.0083	0.0009	0.0047
Dividends from net investment income	(0.0395)	(0.0273)	(0.0083)	(0.0009)	(0.0047)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.03%	2.77%	0.83%	0.09%	0.47%
Ratios/Supplemental Data
Net assets end of year (millions)	$503.0	$429.4	$313.9	$377.5	$356.2
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets net of fee waivers	1.00%	0.99%	0.99%	0.89%	1.00%
Ratio of net investment income to average net assets	3.95%	2.77%	0.80%	0.09%	0.47%
	Class Treasurer's Trust Years Ended May 31,
	2007	2006	2005	2004	2003
U.S. TREASURY FUND
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0435	0.0313	0.0121	0.0039	0.0086
Dividends from net investment income	(0.0435)	(0.0313)	(0.0121)	(0.0039)	(0.0086)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.44%	3.18%	1.23%	0.39%	0.87%
Ratios/Supplemental Data
Net assets end of year (millions)	$38.4	$69.3	$94.0	$251.4	$281.9
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets net of fee waivers	0.60%	0.59%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.34%	3.09%	1.17%	0.39%	0.85%

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 75
	Year Ended May 31, 2007	Year Ended May 31, 2006	August 16, 2004* To May 31, 2005
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0420	0.0298	0.0100
Dividends from net investment income	(0.0420)	(0.0298)	(0.0100)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	4.29%	3.03%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$8.1	$13.2	$1.4
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.76	%(a)
Ratios of expenses to average net assets net of fee waivers	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	4.20%	3.31%	1.39	%(a)

	Class 45
	Year Ended May 31,			August 7, 2003*
				to May 31,
	2007	2006	2005	2004
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0450	0.0328	0.0137	0.0043
Dividends from net investment income	(0.0450)	(0.0328)	(0.0137)	(0.0043)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.60%	3.34%	1.38%	0.43%
Ratios/Supplemental Data
Net assets end of period (millions)	$29.5	$3.5	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.43	%(a)
Ratios of expenses to average net assets net of fee waivers	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	4.55%	3.48%	1.38%	0.54	%(a)

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class 15
	Period From December 27, 2006* to May 31, 2007
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000
Net investment income	0.0207
Dividends from net investment income	(0.0207)
Net asset value at end of period	$1.0000
Total Return	2.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.15	%(a)
Ratios of expenses to average net assets net of fee waivers	0.15	%(a)
Ratio of net investment income to average net assets	4.84%

	Class 25
	Year Ended May 31,			August 7, 2003*
				to May 31,
	2007	2006	2005	2004
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0469	0.0348	0.0156	0.0058
Dividends from net investment income	(0.0469)	(0.0348)	(0.0156)	(0.0058)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.80%	3.54%	1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0 ^	$13.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.26	%(a)
Ratios of expenses to average net assets net of fee waivers	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	4.50%	4.24%	1.66%	0.71	%(a)

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class Institutional**
				February 24,
	Year Ended May 31,			2004*
				to May 31,
	2007	2006	2005	2004
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0483	0.0361	0.0170	0.0022
Dividends from net investment income	(0.0483)	(0.0361)	(0.0170)	(0.0022)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.95%	3.68%	1.72%	0.22%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.2	$0.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets net of fee waivers	0.11%	0.11%	(b)	(b)
Ratio of net investment income to average net assets	4.86%	6.46%	1.78%	0.83	%(a)

	Class 8** (Unaudited)
	Period From
	June 1,					June 7,
	2006		Years Ended May 31,			2002*
	to August 31,					to May 31,
	2006		2006	2005	2004	2003
U.S TREASURY FUND
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0120		0.0366	0.0173	0.0091	0.0143
Dividends from net investment income	(0.0120)		(0.0366)	(0.0173)	(0.0091)	(0.0143)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.20%		3.73%	1.77%	0.91%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0		$23.1	$45.3	$45.9	$10.4
Ratio of expenses to average net assets, before fee waivers	0.08	%(a)	0.08%	0.08%	0.08%	0.08	%(a)
Ratios of expenses to average net assets net of fee waivers	0.08	%(a)	0.07%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.77	%(a)	3.58%	1.69%	0.90%	1.12	%(a)

*  Inception of Class operations.

**  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 is no longer being offered.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

(6)  Financial Highlights (Continued):

NOTES TO FINANCIAL STATEMENTS (Continued)

^  Amount is less than $50,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(7)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe the application of this standard will have a material affect on the financial statements of the Funds.

(8)  Subsequent Events:

The Board of Trustees and shareholders of each class of each fund, approved an increase in the comprehensive management fee by one basis point (.01 of 1%) and the distribution and service fee by five basis points (.05 of 1%) effective 7/16/07. In approving new management fees, the Board of Trustees and shareholders of each fund approved an amendment to the applicable Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of each fund's chief compliance officer and independent counsel to the independent Trustees. There were no changes in the terms of the Distribution Plans except for change in fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of The Reserve Fund:

We have audited the accompanying statements of net assets of Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund (the Funds) as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years or period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund, and U.S. Treasury Fund of The Reserve Fund as of May 31, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the years or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 27, 2007

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 21 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEES

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
BRUCE R. BENT†* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.	Chairman of Reserve Management Company, Inc. ("RMCI") since 2005; President of RMCI from 2000 to 2005; Chairman of Reserve Management Corporation ("RMC") since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman of Resrv Partners, Inc. ("RESRV") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

WILLIAM E. VIKLUND Age: 67 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A*** Previously served as Trustee from 1999-May 12, 2005.	Retired since 1996; Trustee prior to May 12, 2005

INDEPENDENT TRUSTEES

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
JOSEPH D. DONNELLY Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1984 to 2002; Member of Pershing Executive Committee from 1986 to 2002. Co-chair of Pershing Credit Policy Committee from 1986 to 2002.

EDWIN EHLERT, JR. Age: 76 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since inception.	Retired since 2000. President, Premier Resources, Inc. (meeting management firm) since 1987.

INDEPENDENT TRUSTEES (Continued)

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
WILLIAM J. MONTGORIS Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since 1999.	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

FRANK J. STALZER Age: 50 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005.	President of Astrex Electronics (a division of RAD Electronics) since 2006; Vice President and General Manager of Arrow/Zeus 2004-2005; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000.

RONALD J. ARTINIAN Age: 59 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to Present. Director of First Real Estate Investment Trust of NJ since 1992.

SANTA ALBICOCCO Age: 56 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Treasurer – County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Deputy County Executive for Finance – County of Nassau, NY.

STEPHEN P. ZIENIEWICZ Age: 47 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Chief Operating Officer – Saint Louis University Hospital from 2004 to present; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004.

OFFICERS WHO ARE NOT TRUSTEES

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ARTHUR T. BENT III† Age: 39 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000; Co-Chief Executive Officer since 2005.	Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
BRUCE R. BENT II† Age: 41 The Reserve 1250 Broadway New York, NY 1000	Co-Chief Executive Office, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005.	Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

PATRICK J. FARRELL Age: 47 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

CHRISTINA MASSARO Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005.	Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent is an "interested person" of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

***  Elected at a special meeting of shareholders occurring on April 17, 2007.

†  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur Bent III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

FEDERAL TAX INFORMATION (unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for each Fund were ordinary income dividends.

Recent tax legislation allows a regulated investment company to designate distributions as interest related dividends, which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended May 31, 2007, 93.7% of the ordinary distributions paid by the Primary Fund qualifies as an interest related dividend.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2006 and held for the entire period ending May 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Primary Fund Class R
Actual	$1,000.00	$1,021.93	$5.01
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 95
Actual	$1,000.00	$1,022.18	$4.76
Hypothetical	$1,000.00	$1,019.97	$4.77

*  Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 75
Actual	$1,000.00	$1,023.20	$3.76
Hypothetical	$1,000.00	$1,020.98	$3.77

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Primary Fund Class 70
Actual	$1,000.00	$1,023.46	$3.51
Hypothetical	$1,000.00	$1,021.24	$3.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class Treasurer's Trust
Actual	$1,000.00	$1,023.97	$3.01
Hypothetical	$1,000.00	$1,021.75	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 45
Actual	$1,000.00	$1,024.73	$2.26
Hypothetical	$1,000.00	$1,022.51	$2.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 35
Actual	$1,000.00	$1,025.25	$1.76
Hypothetical	$1,000.00	$1,023.02	$1.76

*  Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 25
Actual	$1,000.00	$1,025.76	$1.26
Hypothetical	$1,000.00	$1,023.52	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 20
Actual	$1,000.00	$1,026.01	$1.00
Hypothetical	$1,000.00	$1,023.78	$1.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class 15
Actual	$1,000.00	$1,026.37	$0.75
Hypothetical	$1,000.00	$1,024.03	$0.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Primary Fund Class Institutional
Actual	$1,000.00	$1,026.55	$0.60
Hypothetical	$1,000.00	$1,024.18	$0.60

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Government Fund Class R
Actual	$1,000.00	$1,021.67	$5.01
Hypothetical	$1,000.00	$1,019.71	$5.02

*   Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
U.S. Government Fund Class Treasurer's Trust
Actual	$1,000.00	$1,023.71	$3.01
Hypothetical	$1,000.00	$1,021.75	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Government Fund Class 45
Actual	$1,000.00	$1,024.48	$2.26
Hypothetical	$1,000.00	$1,022.51	$2.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Government Fund Class 25
Actual	$1,000.00	$1,025.50	$1.26
Hypothetical	$1,000.00	$1,023.52	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Government Fund Class 15
Actual	$1,000.00	$1,026.03	$0.75
Hypothetical	$1,000.00	$1,024.03	$0.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Government Fund Class Institutional
Actual	$1,000.00	$1,026.16	$0.60
Hypothetical	$1,000.00	$1,024.18	$0.60

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Treasury Fund Class R
Actual	$1,000.00	$1,020.15	$5.01
Hypothetical	$1,000.00	$1,019.71	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Treasury Fund Class Treasurer's Trust
Actual	$1,000.00	$1,022.18	$3.01
Hypothetical	$1,000.00	$1,021.75	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Treasury Fund Class 75
Actual	$1,000.00	$1,021.42	$3.76
Hypothetical	$1,000.00	$1,020.98	$3.77

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
U.S. Treasury Fund Class 45
Actual	$1,000.00	$1,022.95	$2.26
Hypothetical	$1,000.00	$1,022.51	$2.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Treasury Fund Class 25
Actual	$1,000.00	$1,023.90	$1.25
Hypothetical	$1,000.00	$1,023.52	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Treasury Fund Class 15
Actual	$1,000.00	$1,020.91	$0.75
Hypothetical	$1,000.00	$1,024.03	$0.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Treasury Fund Class Institutional
Actual	$1,000.00	$1,024.63	$0.60
Hypothetical	$1,000.00	$1,024.18	$0.60

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ADDITIONAL SHAREHOLDER INFORMATION (Unaudited)

Results of a Special Meeting of Shareholders

On April 17, 2007, May 23, 2007 and June 26, 2007 Special Meetings of Shareholders were held to vote at a Trust, Fund and Class level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:

Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions	Broker Non-Vote
Bruce R. Bent	18,452,687,271	734,334,877	0	0
William E. Viklund	18,459,864,957	727,157,191	0	0
Joseph D. Donnelley	18,514,455,941	672,566,207	0	0
Edwin Ehlert, Jr.	18,505,094,168	681,927,980	0	0
William J. Montgoris	18,459,627,261	727,394,887	0	0
Frank J. Stalzer	18,513,466,127	673,556,020	0	0
Ronald J. Artinian	18,512,789,579	674,232,569	0	0
Santa Albicocco	18,509,820,405	677,201,743	0	0
Stephen P. Zieniwicz	18,462,401,179	724,620,969	0	0

†  Board Members are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

On April 17, 2007, May 23, 2007 and June 26, 2007, Special Meetings of Shareholders were held to vote at a Fund level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) to approve the retention of payments made under the "Comprehensive Fee" Investment Management Agreement, (2) to approve the retention of payments made under Distribution Plans and Distribution Agreements.

Approval of Retention of Payments

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Retention of Payments Made Under the "Comprehensive Fee" Investment Management Agreements
Primary Fund	11,859,576,452	806,669,151	964,183,525	0
U.S. Government Fund	4,276,353,929	99,845,055	96,074,625	0
U.S Treasury Fund	317,025,295	14,219,443	7,582,155	0
Approval of Retention of Payments Made Under Distribution Plans and Distribution Agreements.
Primary Fund	4,833,398,051	255,850,668	144,734,059	0
U.S. Government Fund	2,922,627,889	92,743,545	92,028,515	0
U.S Treasury Fund	243,423,166	12,874,426	6,760,996	0

On April 17, 2007, May 23, 2007 and June 26, 2007, Special Meeting of Shareholders were held to vote at a Class level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes by the Class R and the Class I shareholders as to the following proposals: (1) to approve a new "Comprehensive Fee" Investment Management Agreement, (2) to amend the "Comprehensive Fee" Investment Management Agreement, (3) to approve new Distribution Plans and (4) to amend the "Distribution Plans."

1.   Approval of New "Comprehensive Fee" Investment Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of New "Comprehensive Fee" Investment Management Agreement
Primary-Class Institutional	5,748,401,752	428,990,357	607,341,975	0
Primary-Class15	265,734,967	4,864,406	4,779,532	0
Primary-Class 20	216,106,443	1,044,387	1	0
Primary-Class 25	437,728,025	23,678,929	15,019,524	0
Primary-Class 35	5,674,903	511,327	366,740	0
Primary-Class 45	73,790,679	140,552	1	0

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Primary-Class 70	30,210,242	482,286	529,976	0
Primary Class 75	83,905,851	199,830	475,379	0
Primary-Class 95	10,555,065	468,960	371,088	0
Primary-Class Treasurer's Trust	509,738,611	30,698,129	21,835,103	0
Primary-Class R	4,728,260,477	282,367,941	150,610,600	0
U.S. Government-Class Institutional	1,163,509,214	0	0	0
U.S. Government-Class 15	86,483,694	0	0	0
U.S. Government-Class 25	19,646,869	0	0	0
U.S. Government-Class 45	19,088,241	0	0	0
U.S. Government-Class Treasurer's Trust	70,113,011	3,001,224	3,031,404	0
U.S. Government-Class R	1,667,767,347	103,949,060	86,754,774	0
U.S. Treasury-Class Institutional	9,646,949	0	0	0
U.S. Treasury-Class 15	10,061	0	0	0
U.S. Treasury-Class 25	11,086	0	0	0
U.S. Treasury-Class 45	41,528,975	0	0	0
U.S. Treasury-Class 75	10,291,383	0	0	0
U.S. Treasury-Class Treasurer's Trust	24,322,151	8,697	240,384	0
U.S. Treasury-Class R	230,866,856	15,656,494	6,243,853	0

2.   Approval of Amendment to "Comprehensive Fee" Investment Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Amendment to "Comprehensive Fee" Investment Management Agreement
Primary-Class Institutional	5,730,495,138	428,893,884	607,345,063	17,999,999
Primary-Class 15	265,084,730	5,770,297	4,523,877	1
Primary-Class 20	191,093,190	1,044,403	156,316	24,856,922
Primary-Class 25	295,001,476	24,802,732	15,316,443	141,305,827
Primary-Class 35	4,747,520	421,661	368,478	1,015,311
Primary-Class 45	72,375,448	140,552	0	1,415,232
Primary-Class 70	20,164,981	509,814	538,400	10,009,309
Primary Class 75	21,218,080	199,830	475,379	62,687,771
Primary-Class 95	5,935,179	467,939	376,801	4,615,194
Primary-Class Treasurer's Trust	508,346,974	31,474,827	21,621,839	828,203
Primary-Class R	3,486,454,861	288,633,289	152,576,269	1,233,574,600
U.S. Government-Class Institutional	794,532,497	368,976,716	0	0
U.S. Government-Class 15	86,483,694	0	0	0
U.S. Government-Class 25	19,288,917	0	0	357,952
U.S. Government-Class 45	19,088,241	0	0	0

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
U.S. Government-Class Treasurer's Trust	52,500,008	5,870,437	3,064,774	14,710,420
U.S. Government-Class R	1,594,790,309	114,483,509	87,406,591	61,790,773
U.S. Treasury-Class Institutional	9,646,949	0	0	0
U.S. Treasury-Class 15	10,061	0	0	0
U.S. Treasury-Class 25	11,086	0	0	0
U.S. Treasury-Class 45	41,528,975	0	0	0
U.S. Treasury-Class 75	10,291,383	0	0	0
U.S. Treasury-Class Treasurer's Trust	18,067,196	8,697	240,383	6,254,956
U.S. Treasury-Class R	195,871,960	16,333,802	6,447,496	34,113,945

3.  Approval of New Distribution Plan

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of New Distribution Plan
Primary-Class 70	30,288,863	409,479	524,162	0
Primary-Class 75	84,164,673	215,805	200,582	0
Primary-Class 95	10,554,324	454,727	386,062	0
Primary-Class R	4,752,783,928	255,733,860	152,721,230	0
U.S. Government-Class R	1,674,001,378	92,210,784	92,259,019	0
U.S. Treasury-Class 75	10,291,383	0	0	0
U.S. Treasury-Class R	232,764,362	12,951,003	7,051,838	0

4.   Approval of Amendment to New Distribution Plan

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Amendment to New Distribution Plan
Primary-Class 70	20,214,209	448,652	550,334	10,009,309
Primary-Class 75	21,489,195	203,512	200,582	62,687,771
Primary-Class 95	5,935,844	467,207	376,868	4,615,194
Primary-Class R	3,507,296,573	264,409,834	155,958,012	1,233,574,600
U.S. Government-Class R	1,603,639,155	99,889,358	93,151,895	61,790,773
U.S. Treasury-Class 75	10,291,383	0	0	0
U.S. Treasury-Class R	196,886,898	14,682,700	7,083,661	34,113,945

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's Web site at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's Web site or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Funds

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC, which were subsequently presented to fund shareholders for approval. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratios of the institutional classes of shares of each Fund were comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

BOARD CONSIDERATIONS OF AMENDMENTS TO COMPREHENSIVE FEE AGREEMENTS

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on January 10, 2007 in approving amendments to the Funds' "Comprehensive Fee" Investment Management Agreement with RMCI. At the January 10, 2007 meeting, the Boards had the opportunity to meet with the representatives of RMCI to determine whether the proposed amendments to the Agreements is in the best interests of the Funds and its shareholders. The Board, including a majority of the Independent Trustees, approved the amendments to the Investment Management Agreements and recommended that shareholders approve the same. The Board did not identify any particular information that was most relevant to its determination to approve the amendments and each Trustee may have afforded different weight to the various factors. In determining to approve the amendments, the Board considered that they had recently approved the new "Comprehensive Fee" Investment Management Agreements on July 17, 2006. To the extent deemed necessary or appropriate in their business judgment, the Trustees reconsidered these factors during their January 10, 2007 meeting.

The Board was provided with an analysis by RMCI of the market forces affecting the Funds' fee and expense levels, and recent trends with respect to expenses of the Funds. With regard to the proposed amendment to the "Comprehensive Fee" Investment Management Agreements specifically, the Board was provided with a pro-forma analysis of annualized 2006 (or in some cases, estimated 2007) expenses, which illustrated the types and amounts of expenses incurred by RMCI under the Comprehensive Fee Investment Management Agreements. Historical data was provided showing the increases in certain expenses since 2000 including registration fees, outside counsel fees, compliance expenses and costs of Board meetings.

The Board considered the increases in fees and expenses incurred by RMCI over time associated with, among other things, legal, compliance and regulatory costs and their effect on the ability of RMCI to continue to provide high quality services to the Funds. The Board also considered the effect of the fee increase on the expense ratios of the Funds and concluded that the Funds' expense ratios would continue to be competitive with similar providers in the fund industry. Based upon their review and discussion, the Trustees concluded that it was reasonable and in the best interest of shareholders to approve an amendment to each "Comprehensive Fee" Investment Management Agreement providing for a one basis point increase in the comprehensive fee.

In addition, in order to enhance the independence of the Funds' chief compliance officer and be consistent with the nature of and the policy underlying having an independent legal counsel of the Independent Trustees of the Trust, the Board determined that the terms of the Agreement should be revised to separate these costs from the comprehensive fee arrangement entirely so to have the Trust pay these persons directly and for the Board to control the services provided by and the fees paid to these persons. Therefore, the Board determined to recommend to shareholders that the terms of the Agreement be amended to provide that the comprehensive fee arrangement excludes costs and/or expenses associated with the chief compliance officer and independent counsel to the Independent Trustees and that these costs should be borne directly by the Trust.

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1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24 Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution toprospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RF/ANNUAL 5/07

Annual Report

May 31, 2007

Reserve Liquid Performance

Money Market Fund

of The Reserve Fund

Eliminate Mail Clutter and Save Natural Resources!

Sign up for Reserve eDelivery at

www.TheR.com/edelivery

Bruce Bent

Chairman

The Reserve

July 27, 2007

Dear Investor,

The Federal Reserve Open Market Committee's tenor over the past year has been cautious and remained on "inflation alert" through its latest meetings. Moderate economic growth coupled with above-target core inflation pressures has kept the Fed Funds target rate at 5.25% as of the date of this report. This stable interest rate environment over the past several months aligned with careful maturity selection has served your fund well. For the net return of your fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

Throughout the year, the fund capitalized on the uniqueness of the inverted yield curve (short-term rates being higher than those on longer-term maturities). Our positioning allowed the portfolio to capture higher yields quickly as interest rates moved up through the Fed's June 29 meeting in 2006 and remain highly competitive during the current period of stable interest rates. We intend to maintain a selective strategy until the Federal Reserve shows clearer indications of potentially changing its stable rate policy.

Thank you for choosing The Reserve and helping us become the fastest organically growing money fund company, ranked among the top 25 largest U.S. money fund complexes in 2005 and 2006.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce R. Bent
Chairman

* Ranked through September 30, 2006. Source: iMoneyNet, October 2006.

1

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF NET ASSETS — May 31, 2007

Principal Amount	Repurchase Agreements — 99.9%	Value (Note 1)
$44,000,000	Bear Stearns & Co. Inc., 5.26% dated 05/31/07 due 06/1/07, repurchase proceeds at maturity $44,006,429 (collateralized by FHL2 at 4.50% to 7.38% due 3/26/08 to 11/15/12 valued at $11,888,834, FHOR at 0.00% to 5.20% due 2/16/10 to 7/15/13 valued at $8,819,265, FMNT 4.00% to 5.75% due 3/17/08 to 11/17/15 valued at $13,282,327, FMIN 0.00% due 1/15/31 valued at $1,392,654, FNS1 4.25% due 8/15/10 valued at $3,947,104, NOTY 4.88% due 8/31/08 valued at $570,829, FHFR 4.86% due 9/6/07 valued at $4,996,300)	$44,000,000
Total Repurchase Agreements (Cost $44,000,000)		44,000,000

Total Investments (Cost* $44,000,000)	99.9%	44,000,000
Comprehensive management fees payable	0.0	(82)
Other Assets less Liabilities	0.1	53,516
Net Assets	100.0%	$44,053,434

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

38,986,144 shares Class 15	$1.00
5,067,290 shares Class Treasurer's Trust	$1.00

GLOSSARY

FHFR  —  Federal Home Loan Bank Floating Rate

FHL2  —  Federal Home Loan Bank

FHOR  —  Federal Home Loan Bank Optional Principal Redemption Bond

FMIN  —  Freddie Mac Strip

FMNT  —  Freddie Mac Fixed Rate Notes

FNS1  —  Federal National Mortgage Association

NOTY  —  US Treasury Note

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.
2

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MAY 31, 2007

Interest Income (Note 1)	$545,258
Expenses (Note 2)
Comprehensive management fees:
Class 15	13,752
Class Treasurer's Trust	6,476
Interest expense	39
Total expenses before waiver	20,267
Less: expenses waived (Note 2)	(19,717)
Net Expenses	550
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$544,708

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MAY 31, 2007 AND FOR THE PERIOD FROM JANUARY 11, 2006* TO MAY 31, 2006

	Year Ended May 31, 2007	Period from January 11, 2006 to May 31, 2006
Increase in Net Assets from Investment Operations:
Net investment income	$544,708	$9,593
Dividends Paid to Shareholders from Net Investment Income (Note 1):
Class 15	(487,419)	(9,593)
Class Treasurer's Trust	(57,289)	—
Total dividends to shareholders	(544,708)	(9,593)
From Capital Share Transactions (Note 4): (at net asset value of $1.00 per share):
Proceeds from sale of shares	136,343,496	1,000,020
Dividends reinvested	372,146	9,593
Cost of shares redeemed	(92,763,311)	(908,510)
	43,952,331	101,103
Net increase in net assets	43,952,331	101,103
Net Assets:
Beginning of year	101,103	—
End of year	$44,053,434	$101,103

*  Commencement of Fund operations.

See notes to financial statements.
3

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Reserve Liquid Performance Money Market Fund (the "Fund"). The Fund has seven classes of shares: Class 10, Class 15, Class 20, Class 25, Class 35, Class 45 and Class Treasurer's Trust. The Fund commenced operations on January 11, 2006 and as of May 31, 2007, the Fund had only Class 15 and Class Treasurer's Trust shares outstanding.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. Under a repurchase agreement, the other party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the

4

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

securities plus any accrued interest will be at least equal to the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the purchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement ("Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales, and furnishes other services. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each Class's average daily net assets), all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, government imposed fees and expenses, including but not limited to federal and state registration fees, extraordinary legal and accounting fees and other extraordinary expenses, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

Class 10	Class 15	Class 20	Class 25	Class 35	Class 45	Class Treasurer's Trust
0.10%	0.15%	0.20%	0.25%	0.35%	0.45%	0.60%

During the year ended May 31, 2007, RMCI voluntarily waived $19,717 of its comprehensive management fee for the Fund. This waiver is voluntary and may be terminated at any time. Certain Trustees and Officers of the Fund are also officers of RMCI.

As of May 31, 2007, certain key officers of RMCI and other affiliates as a group owned 31.27% of the Reserve Liquid Performance Money Market Fund.

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of May 31, 2007, the Fund had two shareholders who owned approximately 57.01% and 11.48% respectively, of the Fund.

5

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets:

At May 31, 2007, the composition of the Fund's net assets was as follows:

Par Value	$44,053
Additional-Paid-in-Capital	44,009,381
Net Assets	$44,053,434

The tax basis of the Fund's assets is the same as the basis for financial reporting at May 31, 2007.

The income dividends were classified as ordinary income for federal income tax purposes as shown below:

	For Year Ended May 31, 2007	For the Period from January 11, 2006* to May 31, 2006
Reserve Liquid Performance Money Market Fund	$544,708	$9,593

*  Commencement of the Fund's operations.

(4)  Capital Share Transactions:

For the year ended May 31, 2007 and the period ended May 31, 2006, the capital share transactions of each Class of the Fund was as follows (at $1 per share):

December 7, 2006* to May 31, 2007
Class Treasurer's Trust
Sold	5,010,000
Reinvested	57,244
Redeemed	(46)
Net Increase (Decrease)	5,067,198

	Year Ended May 31, 2007	January 11, 2006* to May 31, 2006
	Class 15	Class 15
Sold	131,333,496	1,000,020
Reinvested	314,902	9,593
Redeemed	(92,763,265)	(908,510)
Net Increase (Decrease)	38,885,133	101,103

*  Commencement of Class operations.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights:

Presented below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

	Class 15
	Year Ended May 31, 2007	Period from January 11, 2006* to May 31, 2006
Net asset value at beginning of year	$1.0000	$1.0000
Net investment income	0.0525	0.0180
Dividends from net investment income	(0.0525)	(0.0180)
Net asset value at end of year	$1.0000	$1.0000
Total Return	5.39%	1.82	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$39.0	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.01%	0.00	%(a)
Ratio of net investment income to average net assets	5.32%	4.57	%(a)

	Class Treasurer's Trust
	Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of year	$1.0000
Net investment income	0.0256
Dividends from net investment income	(0.0256)
Net asset value at end of year	$1.0000
Total Return	2.59	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$5.1
Ratio of expenses to average net assets, before fee waivers	0.60	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.01	%(a)
Ratio of net investment income to average net assets	5.34	%(a)

*  Inception of Class operations.

(a)  Annualized.

(b)  Not Annualized.

(7)  Subsequent Event

The Board of Trustees and shareholders of each class of the Fund approved an increase in the comprehensive management fee of one basis point (.01 of 1%), effective July 16, 2007. In approving new management fees, the Board of Trustees and shareholders of each class of the Fund approved an amendment to the applicable Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of the Fund's chief compliance officer and independent counsel to the independent Trustees.

7

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Recent Accounting Pronouncements

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe the application of this standard will have a material affect on the financial statements of the Fund.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of The Reserve Fund:

We have audited the accompanying statement of net assets of Reserve Liquid Performance Money Market Fund of The Reserve Fund (the Fund), as of May 31, 2007, and the related statement of operations for the year then ended, statement of changes in net assets and the financial highlights for the year then ended and the period from January 11, 2006 (commencement of operations) to May 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Reserve Liquid Performance Money Market Fund of The Reserve Fund as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from January 11, 2006 (commencement of operations) to May 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 27, 2007

9

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUSTS (unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 21 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEES

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
BRUCE R. BENT+* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.	Chairman of Reserve Management Company, Inc. ("RMCI") since 2005; President of RMCI from 2000 to 2005; Chairman of Reserve Management Corporation ("RMC") since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman of Resrv Partners, Inc. ("RESRV") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

WILLIAM E. VIKLUND Age: 67 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A*** Previously served as Trustee from 1999-May 12, 2005.	Retired since 1996; Trustee prior to May 12, 2005

INDEPENDENT TRUSTEES

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
JOSEPH D. DONNELLY Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1984 to 2002; Member of Pershing Executive Committee from 1986 to 2002. Co-chair of Pershing Credit Policy Committee from 1986 to 2002.

10

INDEPENDENT TRUSTEES (Continued)

Name, Age and Address	Positions Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
EDWIN EHLERT,JR. Age: 76 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since inception	Retired since 2000. President, Premier Resources, Inc. (meeting management firm) since 1987.

WILLIAM J. MONTGORIS Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since 1999	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

FRANK J. STALZER Age: 50 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	President of Astrex Electronics (a division of RAD Electronics) since 2006; Vice President and General Manager of Arrow/Zeus 2004-2005; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/ Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000.

RONALD J. ARTINIAN Age: 59 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to present. Director of First Real Estate Investment Trust of NJ since 1992.

SANTA ALBICOCCO Age: 56 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Treasurer – County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Deputy County Executive for Finance – County of Nassau, NY.

STEPHEN P. ZIENIEWICZ Age: 47 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Chief Operating Officer – Saint Louis University Hospital from 2004 to present; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004.

11

OFFICERS WHO ARE NOT TRUSTEES

Name, Address and Age	Positions Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ARTHUR T. BENT III+ Age: 39 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000; Co-Chief Executive Officer since 2005.	Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

BRUCE R. BENT II+ Age: 41 The Reserve 1250 Broadway New York, NY 1000	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005.	Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

PATRICK J. FARRELL Age: 47 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

CHRISTINA MASSARO Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005.	Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

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*  Mr. Bruce Bent is an "interested person" of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

***  Elected at a special meeting of shareholders occurring on April 17, 2007.

+  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur Bent III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Fund were ordinary income dividends.

13

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2006 and held for the entire period ending May 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Liquid Performance Class 15
Actual	$1,000.00	$1,026.42	$0.75
Hypothetical	$1,000.00	$1,024.03	$0.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Liquid Performance Class Treasurers' Trust
Actual	$1,000.00	$1,023.92	$3.01
Hypothetical	$1,000.00	$1,021.75	$3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

14

ADDITIONAL SHAREHOLDER INFORMATION (unaudited)

Results of a Special Meeting of Shareholders

On April 17, 2007, May 23, 2007 and June 26, 2007 Special Meetings of Shareholders were held to vote at a Trust, Fund and Class level on various proposals previously approved by the Fund's Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals:

Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions	Broker Non-Vote
Bruce R. Bent	18,452,687,271	734,334,877	0	0
William E. Viklund	18,459,864,957	727,157,191	0	0
Joseph D. Donnelley	18,514,455,941	672,566,207	0	0
Edwin Ehlert, Jr.	18,505,094,168	681,927,980	0	0
William J. Montgoris	18,459,627,261	727,394,887	0	0
Frank J. Stalzer	18,513,466,127	673,556,020	0	0
Ronald J. Artinian	18,512,789,579	674,232,569	0	0
Santa Albicocco	18,509,820,405	677,201,743	0	0
Stephen P. Zieniwicz	18,462,401,179	724,620,969	0	0

†  Board Members are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

On April 17, 2007, May 23, 2007 and June 26, 2007, Special Meetings of Shareholders were held to vote at a Class level on various proposals previously approved by the Fund's Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes by the Class 15 and the Class Treasurer's Trust shareholders as to the following proposal:

Approval of Amendment to "Comprehensive Fee" Investment Management Agreement
Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of Amendment to "Comprehensive Fee" Investment Management Agreement
Class 15 Shares	15,390,774	0	0	0
Class Treasurer's Trust Shares	10,097	0	0	0

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available on the SEC's website or by calling the toll-free number listed above.

15

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Funds

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving the Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Fund invests. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund. The Trustees compared the Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Fund ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of the Fund were comparable to or lower than the average expense ratios of other money market funds as well as those of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

16

Comparative Performance

The Trustees considered the performance of the Fund relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Fund generally invests in a more conservative and risk averse manner than its peers. For example, the Fund typically has a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Fund was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to the Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Fund's expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

Conclusion

Based on, but not limited to, the above considerations, the Board determined that the Investment Management Agreements with respect to the Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

Board Considerations of Amendments to Comprehensive Fee Agreement

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on January 10, 2007 in approving amendments to the Fund's "Comprehensive Fee" Investment Management Agreement with RMCI. At the January 10, 2007 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether the proposed amendment to the Agreement is in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the amendments to the Investment Management Agreement and recommended that shareholders approve the same. The Board did not identify any particular information that was most relevant to its determination to approve the amendments and each Trustee may have afforded different weight to the various factors. In determining to approve the amendments, the Board considered that they had recently approved the new

17

"Comprehensive Fee" Investment Management Agreement on July 17, 2006. To the extent deemed necessary or appropriate in their business judgment, the Trustees reconsidered these factors during their January 10, 2007 meeting.

The Board was provided with an analysis by RMCI of the market forces affecting the Fund's fee and expense levels, and recent trends with respect to expenses of the Fund. With regard to the proposed amendment to the "Comprehensive Fee" Investment Management Agreements specifically, the Board was provided with a pro-forma analysis of annualized 2006 (or in some cases, estimated 2007) expenses, which illustrated the types and amounts of expenses incurred by RMCI under the Comprehensive Fee Investment Management Agreement. Historical data was provided showing the increases in certain expenses since 2000 including registration fees, outside counsel fees, compliance expenses and costs of Board meetings.

The Board considered the increases in fees and expenses incurred by RMCI over time associated with, among other things, legal, compliance and regulatory costs and their effect on the ability of RMCI to continue to provide high quality services to the Fund. The Board also considered the effect of the fee increase on the expense ratios of the Fund and concluded that the Fund's expense ratios would continue to be competitive with similar providers in the fund industry. Based upon their review and discussion, the Trustees concluded that it was reasonable and in the best interest of shareholders to approve an amendment to the "Comprehensive Fee" Investment Management Agreement providing for a one basis point increase in the comprehensive fee.

In addition, in order to enhance the independence of the Fund's chief compliance officer and be consistent with the nature of and the policy underlying having an independent legal counsel of the Independent Trustees of the Trust, the Board determined that the terms of the Agreement should be revised to separate these costs from the comprehensive fee arrangement entirely so to have the Trust pay these persons directly and for the Board to control the services provided by and the fees paid to these persons. Therefore, the Board determined to recommend to shareholders that the terms of the Agreement be amended to provide that the comprehensive fee arrangement excludes costs and/or expenses associated with the chief compliance officer and independent counsel to the Independent Trustees and that these costs should be borne directly by the Trust.

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1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RLP/ANNUAL 5/07

Item 2.        Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.        Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.        Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2007	2006
$123,500	$135,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2007	2006
$15,350	$13,000

(d)  None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2007	2006
$15,350	$13,000

(h)  Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11.    Controls and Procedures.

(a)                Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)               There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.      Exhibits.

(a) (1)          Code of ethics.

(a) (2)          Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	August 9, 2007

By:	/s/ Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	August 9, 2007